Accounts receivables - Allowance for doubtful accounts rollforward (Details) - Accumulated impairment - Accounts receivable, net - USD ($) $ in Thousands		12 Months Ended
	Jan. 01, 2023	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial assets [line items]
Beginning balance		$ 14	$ 0
Business combination	$ 0	0	13
Effect of movements in exchange rates	0	(1)	1
Ending balance	$ 0	$ 13	$ 14